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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [X]; Amendment Number: 2
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Magnetar Financial LLC
Address: 1603 Orrington Avenue, 13th Floor
         Evanston, IL 60201

Form 13F File Number: 28-11800

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Michael Turro
Title: Chief Compliance Officer
Phone: 847-905-4690

Signature, Place, and Date of Signing:


/s/ Michael Turro                        Evanston, IL   May 16, 2011
-------------------------------------   -------------   ------------
[Signature]                             [City, State]      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:          8
Form 13F Information Table Value Total:   $672,871
                                        (thousands)

List of Other Included Managers: NONE

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                           FORM 13F INFORMATION TABLE

       COLUMN 1         COLUMN 2  COLUMN 3 COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
----------------------- -------- --------- -------- ------------------ ---------- -------- ---------------------
                                                                                              VOTING AUTHORITY
        NAME OF         TITLE OF             VALUE   SHRS OR  SH/ PUT/ INVESTMENT   OTHER  ---------------------
         ISSUER           CLASS    CUSIP   [x$1000]  PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE   SHARED NONE
----------------------- -------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
* AIRGAS INC            COM      009363102  140,178 2,062,965 SH       SOLE                2,062,965
* AIRGAS INC            COM      009363102   75,261 1,107,600 SH  CALL SOLE                1,107,600
* AIRGAS INC            COM      009363102  163,012 2,399,000 SH  PUT  SOLE                2,399,000
* AIRTRAN HLDGS INC     COM      00949P108   14,700 2,000,000 SH       SOLE                2,000,000
* ALBERTO CULVER CO NEW COM      013078100   37,650 1,000,000 SH       SOLE                1,000,000
* GENZYME CORP          COM      372917104   64,543   911,752 SH       SOLE                  911,752
* GENZYME CORP          COM      372917104   34,935   493,500 SH  CALL SOLE                  493,500
* GENZYME CORP          COM      372917104  142,592 2,014,300 SH  PUT  SOLE                2,014,300